Going concern	6 Months Ended
Jun. 30, 2013
Going concern [Abstract]
Going concern
NOTE 3: Going concern

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of the Company as a going concern. Our operating revenues were insufficient to fund our operations.  We had reoccurring net operating losses of $(281,229) for the six months ended June 30, 2013, compared to the net operating loss of $(174,883) for the six months ended June 30, 2012, and a working capital deficiency of $(3,782,260) at June 30, 2013.

Based on the above facts, management determined that there was substantial doubt about the Company's ability to continue as a going concern.

We intend to expand our operations purely through acquisition beginning in fourth quarter 2013. Acquisitions are an important part of our growth strategy. We will be carefully managing our overhead to maximize the effects of profitable acquisitions.   Our goal is to acquire companies with track records of long term, stable, and profitable operations.  Each subsidiary will operate as its own entity with current management retained. This will allow the Company's management to focus on maintaining or increasing current levels of revenues and profitability. The subsidiaries will use NAS for financial reporting purposes and other financial projections. However, we can give no assurance that these plans and efforts will be successful.